UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual REPORT
December 31, 2023
Moderate Allocation Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Moderate Allocation Portfolio
HIGHLIGHTS
The Moderate Allocation Portfolio underperformed its combined index portfolio benchmark but outperformed its Lipper peer group average for the 12 months ended December 31, 2023.
Security selection in the portfolio’s underlying investments had a negative impact, especially in the U.S. investment-grade fixed income strategy. Tactical allocation decisions in the fund’s underlying investments weighed on relative performance. However, the inclusion of diversifying fixed income sectors such as high yield and emerging markets bonds contributed to relative results.
We maintain a balanced view on equities supported by positive earnings trends and loosening financial conditions against a backdrop of softening growth and elevated valuations.
We believe that the Moderate Allocation Portfolio’s diversification and flexibility to identify investment opportunities across sectors and regions should allow us to generate solid long-term returns in a variety of market environments.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.
com/personal-investing/help/fees-and-minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Moderate Allocation Portfolio
Market Commentary

Dear Investor
Global stock and bond indexes were broadly positive during
2023 as most economies managed to avoid the recession
that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial
intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling
interest rates.
For the 12-month period, the technology-oriented Nasdaq
Composite Index rose about 43%, reaching a record
high and producing the strongest result of the major
benchmarks. Growth stocks outperformed value shares, and
developed market stocks generally outpaced their emerging
markets counterparts. Currency movements were mixed
over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in
European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer
discretionary sectors were all lifted by the tech rally and
recorded significant gains. A small group of tech-oriented
mega-cap companies helped drive much of the market’s
advance. Conversely, the defensive utilities sector had the
weakest returns in the growth-focused environment, and
the energy sector also lost ground amid declining oil prices.
The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-
performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets
during the period, with gross domestic product growth
coming in at 4.9% in the third quarter, the highest since
the end of 2021. Corporate fundamentals were also broadly
supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the
third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle East, the continuing conflict between Russia and Ukraine, and a
sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged
by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50%
in July, the highest level since March 2001, and at its final meeting of the year in December, the central bank indicated
that there could be three 25-basis-point rate cuts in 2024.
The yield of the benchmark 10-year U.S. Treasury note
briefly reached 5.00% in October for the first time since late
2007 before falling back to 3.88% by period-end, the same
level where it started the year, amid cooler-than-expected
inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields.
Investment-grade and high yield corporate bonds produced
solid returns, supported by the higher coupons that have
become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience
in 2023, but considerable uncertainty remains as we look
ahead. Geopolitical events, the path of monetary policy,
and the impact of the Fed’s rate hikes on the economy all
raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool
for identifying risks and opportunities, and our investment
teams will continue to use fundamental research to help
identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Moderate Allocation Portfolio
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Moderate Allocation Portfolio returned 15.35% in the 12
months ended December 31, 2023. The portfolio
underperformed its combined index portfolio benchmark but
outperformed the Morningstar Moderate Target Risk Index
and its peer group, the Lipper Variable Annuity Underlying
Mixed-Asset Target Allocation Moderate Funds Average. ( Past
performance cannot guarantee future results. )
*For a definition of the combined index portfolio, please see the
Benchmark Information section.
What factors influenced the fund’s performance?
Overall, security selection in the portfolio’s underlying
investments had a negative impact on relative performance.
Following a year marked by interest rate volatility and a
duration rally in the fourth quarter, security selection in the
U.S. investment-grade fixed income allocation detracted,
driven by our U.S. yield curve positioning. Selection among
emerging markets stocks also held back relative performance
as holdings in China weighed. However, security selection
within the U.S. large-cap growth equity allocation delivered strong results, contributing to relative performance as our
holdings in companies exposed to artificial intelligence in the communication services sector were beneficial.
Tactical decisions to overweight and underweight asset classes weighed on relative returns. A modest underweight to equity
for part of the period had a negative impact as equities
delivered strong double-digit performance. Following market
declines in the late summer and early fall, we increased our equity allocation to neutral at more attractive valuation levels.
Among U.S. large-cap equities, a modest overweight to value
stocks early in 2023 held back performance, although we
moved to neutral in the middle of the period. Over the full
year, growth equities solidly outperformed value equities.
The inclusion of diversifying sectors lifted relative returns, led by the inclusion of diversifying fixed income sectors. Exposure to high yield debt added value. High yield bonds, which are
less sensitive to interest rate movements and more sensitive to credit-related trends, strongly outperformed higher-quality
bonds for the period. The inclusion of emerging markets
bonds also bolstered relative returns as the segment produced strong returns in dollar terms in 2023. However, out-of-
benchmark exposure to real assets equities moderated this
positive impact as global equities outperformed real assets for the year. While real assets produced positive returns,
performance was hampered by falling energy prices.
How is the fund positioned?
Stocks
We maintain a balanced view on equities supported by positive earnings trends and loosening financial conditions against a backdrop of softening growth and elevated valuations. We
remain overweight areas of the market with supportive
valuations that could benefit from lower interest rates or a broader easing of financial conditions, such as small-caps and emerging markets. Following a period of weakness, we added
to our position in real assets equities, shifting to an overweight in June, as a potential hedge if inflation remains elevated or inflects higher.
In 2022, we introduced a tactical allocation to large-cap core equities that generally have a higher-quality profile and are less cyclical or have less interest rate sensitivity than value or growth styles, respectively. In 2023, we added the strategy to the underlying funds as part of our strategic design.
Bonds
Within fixed income, we are overweight to bonds relative to
cash. We added to U.S. Treasury inflation protected securities on more attractive valuations and as a hedge against a reversal in recently favorable inflation trends. We remain overweight to high yield and emerging markets bonds on still attractive
absolute yield levels and reasonably supportive fundamentals
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Moderate Allocation Portfolio 6.07% 15.35%
Morningstar Moderate Target
Risk Index 5.90 13.22
Combined Index Portfolio* 5.92 15.75
Lipper Variable Annuity Underlying
Mixed-Asset Target Allocation
Moderate Funds Average 5.38 13.48
SECURITY DIVERSIFICATION
Based on net assets as of 12/31/23.
*
Includes the cash underlying futures positions.

T. ROWE PRICE Moderate Allocation Portfolio

What is portfolio management’s outlook?
The rally in global markets during the fourth quarter reversed the downward trend from the previous quarter and ended the
year on a strong note for both equities and fixed income.
Economic data during the year suggested that tight financial conditions have had the intended effect of reining in inflation, as consumer spending slowed, labor markets softened, and
manufacturing data trended lower. Against this backdrop, we
have seen growing optimism for an engineered soft landing for the U.S. economy. Indeed, after more than a year and a half of unprecedented tightening from global central banks, the Fed
signaled a long-awaited pivot in monetary policy in
mid-December. While central banks in Europe and other
major developed regions did not immediately follow suit with the Fed’s dovish rhetoric, expectations that rates could fall faster and sooner than previously anticipated mounted as 2023 drew to a close.
A shift toward looser monetary policy could certainly
represent a tailwind for growth, but risks remain, particularly if further economic data suggesting stickier inflation prompt a more cautious approach that disappoints market hopes.
Divergent approaches to monetary policy present an additional concern, as inflation remains elevated in Europe giving the
European Central Bank cause for caution and the Bank of
Japan, meanwhile, has only recently begun to contemplate
incremental tightening. With the path for monetary policy and economic growth still uncertain, we expect volatility to
continue as markets look for clarity in the near-term forecast.
Key risks to global markets include a deeper-than-expected
decline in growth, central bank missteps, a reacceleration in inflation, the trajectory of Chinese growth, and geopolitical tensions. While we elected to add to risk assets during the
period, we continue to evaluate long‐term valuations and early indications of stabilization or improvement in macroeconomic conditions as we assess compelling opportunities and potential risks in the year ahead.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Moderate Allocation Portfolio

RISKS OF INVESTING
Stocks generally fluctuate in value more than bonds and may
decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling
prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.
Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers.
Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of
non-U.S. markets. Non-U.S. investments are also subject to
currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of
securities denominated in that currency. The risks of investing outside the U.S. are heightened for any investments in
emerging markets, which are susceptible to greater volatility than investments in developed markets.
Fixed income markets can be adversely affected by economic
and other market developments. Fixed income securities are
subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates. Longer-maturity bonds typically decline more than bonds with shorter
maturities. Funds that invest in bonds are also subject to credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially
reducing the fund’s income level and share price.
BENCHMARK INFORMATION
Combined Index Portfolio: An unmanaged blended index
benchmark composed of the following underlying indexes as
of December 31, 2023: 60% stocks (42% Russell 3000 Index,
18% MSCI All Country World ex-US Index Net), 30% bonds
(Bloomberg U.S. Aggregate Bond Index), and 10% money
market securities (FTSE 3-Month Treasury Bill Index).
Note: Portions of the mutual fund information contained in
this report was supplied by Lipper, a Refinitiv Company,
subject to the following: Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of
Lipper content is expressly prohibited without the prior
written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: ©2024 Morningstar, Inc. All rights reserved. The
information contained herein: (1) is proprietary to
Morningstar and/or its content providers; (2) may not be
copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content
providers are responsible for any damages or losses arising
from any use of this information. Past performance is no
guarantee of future results.
Note: Bloomberg
®
and Bloomberg U.S. Aggregate Bond Index
are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the
administrator of the index (collectively, “Bloomberg”) and
have been licensed for use for certain purposes by T. Rowe
Price. Bloomberg is not affiliated with T. Rowe Price, and
Bloomberg does not approve, endorse, review, or recommend
its products. Bloomberg does not guarantee the timeliness,
accurateness, or completeness of any data or information
relating to its products.
Note: MSCI and its affiliates and third-party sources and
providers (collectively, “MSCI”) makes no express or implied warranties or representations and shall have no liability
whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a
basis for other indices or any securities or financial products.
This report is not approved, reviewed, or produced by MSCI.
Historical MSCI data and analysis should not be taken as an
indication or guarantee of any future performance analysis,
forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
Note: London Stock Exchange Group plc and its group
undertakings (collectively, the “LSE Group”). © LSE Group
2024. FTSE Russell is a trading name of certain of the LSE
Group companies.  “FTSE
®
” and “Russell
®
” is/are a
trademark(s) of the relevant LSE Group companies and is/are
used by any other LSE Group company under license. All
rights in the FTSE Russell indexes or data vest in the relevant
LSE Group company which owns the index or the data.
Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may
rely on any indexes or data contained in this communication.
No further distribution of data from the LSE Group is
permitted without the relevant LSE Group company’s express
written consent. The LSE Group does not promote, sponsor or
endorse the content of this communication. The LSE Group is
not responsible for the formatting or configuration of this
material or for any inaccuracy in T. Rowe Price’s presentation thereof.

T. ROWE PRICE Moderate Allocation Portfolio

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the portfolio over the past 10 fiscal year periods or since inception
(for portfolios lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from portfolio returns as well as mutual fund averages and indexes.
MODERATE ALLOCATION
PORTFOLIO
AVERAGE ANNUAL COMPOUND TOTAL RETURN
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1)
transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
MODERATE ALLOCATION
PORTFOLIO
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Moderate Allocation Portfolio 15.35% 7.31% 5.91%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please contact a T. Rowe Price representative at 1-800-469-6587 (financial advisors, or customers who have an advisor, should call 1-800-638-8790). Total returns do not include charges imposed by your insurance company’s separate account. If these had been included, performance would have been lower.
This table shows how the portfolio would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. When assessing performance, investors should consider both short- and long-
term returns.
Beginning
Account
Value
7/1/23
Ending
Account
Value
12/31/23
Expenses
Paid During
Period*
7/1/23 to
12/31/23
Actual $1,000.00 $1,060.70 $3.69
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,021.63   3.62
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (0.71%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE Moderate Allocation Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 17 .81 $ 22 .63 $ 22 .92 $ 20 .96 $ 18 .31
Investment activities
Net investment income
(1)(2)
0 .43 0 .31 0 .24 0 .28 0 .38
Net realized and unrealized gain/loss 2 .27 ( 4 .45 ) 2 .02 2 .72 3 .22
Total from investment activities 2 .70 ( 4 .14 ) 2 .26 3 .00 3 .60
Distributions
Net investment income ( 0 .44 ) ( 0 .30 ) ( 0 .24 ) ( 0 .29 ) ( 0 .40 )
Net realized gain ( 0 .05 ) ( 0 .38 ) ( 2 .31 ) ( 0 .75 ) ( 0 .55 )
Total distributions ( 0 .49 ) ( 0 .68 ) ( 2 .55 ) ( 1 .04 ) ( 0 .95 )
NET ASSET VALUE
End of period $ 20 .02 $ 17 .81 $ 22 .63 $ 22 .92 $ 20 .96
Ratios/Supplemental Data
Total return
(2)(3)
15 .35% ( 18 .31 ) % 10 .06% 14 .54% 19 .80%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0 .90% 0 .90% 0 .90% 0 .90% 0 .90%
Net expenses after waivers/payments by Price
Associates 0 .71% 0 .70% 0 .71% 0 .72% 0 .72%
Net investment income 2 .28% 1 .60% 1 .00% 1 .32% 1 .88%
Portfolio turnover rate 78 .1% 98 .9% 82 .3% 65 .5% 91 .2%
Net assets, end of period (in thousands) $ 183,817 $ 161,984 $ 209,296 $ 200,870 $ 184,645
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Moderate Allocation Portfolio
December 31, 2023

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 1.4%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  20,000 19
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  23,000 21
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  35,000 35
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28  (1) 100,000 93
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 6.714%, 4/15/35  (1) 250,000 248
CarMax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  90,000 85
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  20,000 19
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  35,000 32
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M TSFR + 1.412%, 6.805%, 7/15/36  (1) 250,000 249
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51  (1) 63,213 56
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38  (1) 92,839 95
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  75,000 74
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  50,000 50
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  10,000 10
Ford Credit Auto Owner Trust
Series 2018-1, Class C
3.49%, 7/15/31  (1) 100,000 97
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  25,000 25
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35  (1) 100,000 100
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48  (1) 52,113 50
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29  (1) 100,000 95
Shares/Par $ Value
(Cost and value in $000s)
‡
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31  (1) 100,000 102
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M TSFR + 1.402%, 6.814%, 1/23/35  (1) 250,000 249
MVW
Series 2023-1A, Class A
4.93%, 10/20/40  (1) 83,744 83
MVW
Series 2023-2A, Class A
6.18%, 11/20/40  (1) 98,448 101
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29  (1) 63,568 64
Progress Residential Trust
Series 2023-SFR2, Class A
4.50%, 10/17/28  (1) 100,000 96
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  25,000 24
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  40,000 38
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  20,000 20
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  90,000 89
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27  (1) 50,000 49
SCF Equipment Leasing
Series 2023-1A, Class A2
6.56%, 1/22/30  (1) 100,000 101
SMB Private Education Loan Trust
Series 2018-A, Class A2A
3.50%, 2/15/36  (1) 35,503 34
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35  (1) 34,501 33
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53  (1) 98,900 92
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  20,000 20
Total Asset-Backed Securities (Cost
$2,688) 2,648
BOND MUTUAL FUNDS 13.2%
T. Rowe Price Inflation Protected Bond
Fund - I Class, 1.39%  (2)(3) 547 6
T. Rowe Price Institutional Emerging
Markets Bond Fund, 6.15%  (2)(3) 1,139,583 7,624
T. Rowe Price Institutional Floating Rate
Fund - Institutional Class, 8.67%  (2)(3) 42,658 403
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 7.29%  (2)(3) 1,249,959 9,800

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
T. Rowe Price International Bond Fund - I
Class, 3.37%  (2)(3) 287,054 2,124
T. Rowe Price International Bond Fund
(USD Hedged) - I Class, 3.46%  (2)(3) 510,713 4,326
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 1.62%  (2)(3) 1,457 7
Total Bond Mutual Funds (Cost $26,427) 24,290
COMMON STOCKS 52.1%
COMMUNICATION SERVICES 3.2%
Diversified Telecommunication
Services 0.2%
KT (KRW)  (4) 3,538 95
Nippon Telegraph & Telephone (JPY)  273,800 334
429
Entertainment 0.4%
Liberty Media Corp-Liberty Live, Class C  (4) 1,096 41
Netflix  (4) 1,198 583
Sea, ADR  (4) 933 38
662
Interactive Media & Services 2.1%
Alphabet, Class A  (4) 2,151 300
Alphabet, Class C  (4) 15,053 2,121
LY (JPY)  20,900 74
Meta Platforms, Class A  (4) 3,281 1,161
NAVER (KRW)  (4) 443 77
Tencent Holdings (HKD)  1,000 38
Vimeo  (4) 5,292 21
3,792
Media 0.1%
CyberAgent (JPY)  10,500 66
WPP (GBP)  15,754 150
216
Wireless Telecommunication
Services 0.4%
T-Mobile U.S.  4,069 653
Vodafone Group, ADR  9,466 82
735
Total Communication Services 5,834
CONSUMER DISCRETIONARY 5.2%
Automobile Components 0.3%
Autoliv, SDR (SEK)  1,341 148
Denso (JPY)  10,200 153
Dowlais Group (GBP)  26,651 36
Magna International  2,530 149
Stanley Electric (JPY)  2,700 51
537
Automobiles 0.5%
Honda Motor (JPY)  5,300 54
Rivian Automotive, Class A  (4) 1,606 38
Suzuki Motor (JPY)  2,400 102
Tesla  (4) 2,060 512
Shares/Par $ Value
(Cost and value in $000s)
‡
Toyota Motor (JPY)  15,100 277
983
Broadline Retail 1.5%
Alibaba Group Holding, ADR  454 35
Amazon.com  (4) 17,007 2,584
Kohl's  707 21
Next (GBP)  1,422 147
Ollie's Bargain Outlet Holdings  (4) 685 52
Savers Value Village  (4) 636 11
2,850
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions  (4) 695 65
Clear Secure, Class A  1,636 34
Duolingo  (4) 208 47
Rover Group, Acquisition Date: 8/2/21,
Cost $—  (4)(5)(6) 823 —
Service Corp International  1,176 81
Strategic Education  583 54
281
Hotels, Restaurants & Leisure 1.3%
Amadeus IT Group (EUR)  1,651 119
BJ's Restaurants  (4) 1,144 41
Booking Holdings  (4) 173 614
Cava Group  (4) 3,322 143
Chipotle Mexican Grill  (4) 82 188
Chuy's Holdings  (4) 774 30
Compass Group (GBP)  8,673 237
DoorDash, Class A  (4) 550 54
Dutch Bros, Class A  (4) 1,234 39
Hilton Worldwide Holdings  1,346 245
Jack in the Box  276 22
McDonald's  1,450 430
Norwegian Cruise Line Holdings  (4) 2,466 49
Papa John's International  1,145 87
Red Rock Resorts, Class A  634 34
Wyndham Hotels & Resorts  485 39
2,371
Household Durables 0.3%
Installed Building Products  160 29
Panasonic Holdings (JPY)  11,900 117
Persimmon (GBP)  4,907 87
Skyline Champion  (4) 711 53
Sony Group (JPY)  2,200 208
494
Specialty Retail 0.9%
AutoZone (4) 66 171
Burlington Stores  (4) 529 103
Caleres  975 30
Carvana  (4) 1,070 57
Five Below  (4) 177 38
Floor & Decor Holdings, Class A  (4) 131 14
Home Depot  322 111
Kingfisher (GBP)  53,324 165
Monro  1,053 31
O'Reilly Automotive  (4) 183 174
RH  (4) 65 19

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Ross Stores  973 135
TJX  1,004 94
Tractor Supply  1,060 228
Ulta Beauty  (4) 622 305
Warby Parker, Class A  (4) 2,480 35
1,710
Textiles, Apparel & Luxury Goods 0.3%
Dr. Martens (GBP)  2,055 2
Kering (EUR)  256 114
Lululemon Athletica  (4) 205 105
Moncler (EUR)  2,116 130
NIKE, Class B  558 61
Samsonite International (HKD)  (4) 21,300 70
Skechers USA, Class A  (4) 580 36
518
Total Consumer Discretionary 9,744
CONSUMER STAPLES 3.7%
Beverages 0.6%
Boston Beer, Class A  (4) 187 64
Coca-Cola  6,597 389
Coca-Cola Consolidated  3 3
Diageo (GBP)  4,930 179
Heineken (EUR)  1,906 194
Keurig Dr Pepper  1,000 33
Kirin Holdings (JPY)  (7) 4,400 64
PepsiCo  587 100
1,026
Consumer Staples Distribution &
Retail 0.6%
Dollar General  998 136
Seven & i Holdings (JPY)  4,400 174
Target  1,301 185
Walmart  3,386 534
Welcia Holdings (JPY)  1,900 33
1,062
Food Products 1.0%
Barry Callebaut (CHF)  55 93
Farmers Business Network, Acquisition
Date: 11/3/17, Cost $14  (4)(5)(6) 732 4
Kraft Heinz  5,962 221
Mondelez International, Class A  9,667 700
Nestle (CHF)  5,475 635
Post Holdings  (4) 524 46
Simply Good Foods  (4) 606 24
TreeHouse Foods  (4) 394 16
Utz Brands  1,753 28
Wilmar International (SGD)  48,500 131
1,898
Household Products 0.6%
Colgate-Palmolive  5,705 455
Procter & Gamble  4,470 655
1,110
Personal Care Products 0.7%
BellRing Brands  (4) 1,869 103
Kenvue  23,976 516
Shares/Par $ Value
(Cost and value in $000s)
‡
L'Oreal (EUR)  453 226
Unilever (GBP)  8,029 389
1,234
Tobacco 0.2%
Philip Morris International  3,352 315
315
Total Consumer Staples 6,645
ENERGY 2.5%
Energy Equipment & Services 0.7%
ChampionX  1,576 46
Expro Group Holdings  (4) 1,454 23
Halliburton  13,924 504
Liberty Energy, Class A  2,658 48
NOV  2,580 52
Schlumberger  10,378 540
TechnipFMC  2,037 41
1,254
Oil, Gas & Consumable Fuels 1.8%
Chevron  1,732 258
ConocoPhillips  2,464 286
Diamondback Energy  2,188 339
DT Midstream  616 34
EQT  12,188 471
Equinor (NOK)  9,603 304
Exxon Mobil  2,212 221
Kimbell Royalty Partners  1,155 17
Kinder Morgan  8,475 150
Magnolia Oil & Gas, Class A  2,240 48
Matador Resources  477 27
Pioneer Natural Resources  140 32
Range Resources  8,882 270
Shell, ADR  3,042 200
SM Energy  508 20
Southwestern Energy  (4) 9,264 61
TotalEnergies (EUR)  5,467 372
Williams  7,314 255
3,365
Total Energy 4,619
FINANCIALS 8.8%
Banks 2.9%
ANZ Group Holdings (AUD)  5,670 100
Bank of America  21,506 724
BankUnited  1,068 35
Blue Foundry Bancorp  (4) 655 6
BNP Paribas (EUR)  2,267 157
Cadence Bank  1,469 43
Capitol Federal Financial  3,461 22
Columbia Banking System  1,727 46
CRB Group, Acquisition Date: 4/14/22,
Cost $2  (4)(5)(6) 23 2
CrossFirst Bankshares  (4) 1,410 19
DBS Group Holdings (SGD)  4,475 113
Dime Community Bancshares  1,062 29
DNB Bank (NOK)  12,503 266
Dogwood State Bank, Non-Voting Shares,
Acquisition Date: 5/6/19, Cost $3  (4)(5)(6) 307 5

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Dogwood State Bank, Voting Shares,
Acquisition Date: 5/6/19, Cost $2  (4)(5)(6) 151 3
Dogwood State Bank, Warrants, 5/6/24,
Acquisition Date: 5/6/19, Cost $—  (4)(5)(6) 46 —
East West Bancorp  1,602 115
Eastern Bankshares  1,756 25
Equity Bancshares, Class A  680 23
Erste Group Bank (EUR)  1,156 47
FB Financial  923 37
First Bancshares  952 28
Five Star Bancorp  680 18
Grasshopper Bancorp, Acquisition Date:
10/12/18 - 5/2/19, Cost $5  (4)(5)(6) 528 2
Grasshopper Bancorp, Warrants, 10/12/28,
Acquisition Date: 10/12/18, Cost $—  (4)(5)
(6) 104 —
HarborOne Bancorp  576 7
HDFC Bank (INR)  6,855 140
Heritage Commerce  1,707 17
Home BancShares  1,202 30
ING Groep (EUR)  19,595 294
Intesa Sanpaolo (EUR)  31,603 93
JPMorgan Chase  6,061 1,031
Kearny Financial  1,315 12
Live Oak Bancshares  1,060 48
Lloyds Banking Group (GBP)  197,953 120
Mitsubishi UFJ Financial Group (JPY)  18,400 158
National Bank of Canada (CAD)  (7) 2,935 224
Origin Bancorp  1,103 39
Pacific Premier Bancorp  1,008 29
Pinnacle Financial Partners  658 57
PNC Financial Services Group  1,065 165
Popular  371 30
Prosperity Bancshares  124 8
SouthState  711 60
Standard Chartered (GBP)  8,508 72
Sumitomo Mitsui Trust Holdings (JPY)  3,270 63
Svenska Handelsbanken, Class A (SEK)  15,742 171
Texas Capital Bancshares  (4) 489 32
United Overseas Bank (SGD)  7,900 171
Veritex Holdings  1,075 25
Wells Fargo  6,293 310
Western Alliance Bancorp  632 42
5,313
Capital Markets 1.2%
Bridgepoint Group (GBP)  17,043 60
Brookfield (CAD)  3,419 137
Cboe Global Markets  1,311 234
Charles Schwab  4,262 293
CME Group  845 178
Goldman Sachs Group  1,204 465
Julius Baer Group (CHF)  2,139 120
LPL Financial Holdings  900 205
Macquarie Group (AUD)  906 113
Morgan Stanley  1,045 98
MSCI  39 22
P10, Class A  2,736 28
S&P Global  255 112
Shares/Par $ Value
(Cost and value in $000s)
‡
StepStone Group, Class A  925 30
TMX Group (CAD)  1,452 35
XP, Class A  2,236 58
2,188
Consumer Finance 0.2%
American Express  1,348 252
Encore Capital Group  (4) 527 27
PRA Group  (4) 606 16
295
Financial Services 1.9%
Adyen (EUR)  (4) 72 93
ANT Group, Acquisition Date: 8/14/23,
Cost $22  (4)(5)(6) 22,161 22
Berkshire Hathaway, Class B  (4) 2,026 723
Challenger (AUD)  8,977 40
Corebridge Financial  3,115 67
Fiserv  (4) 3,589 477
FleetCor Technologies  (4) 273 77
Mastercard, Class A  1,261 538
Mitsubishi HC Capital (JPY)  10,200 68
PennyMac Financial Services  1,162 103
Toast, Class A  (4) 1,508 27
Visa, Class A  5,092 1,326
3,561
Insurance 2.6%
AIA Group (HKD)  20,000 174
Allstate  2,626 367
Assurant  426 72
AXA (EUR)  10,420 340
Axis Capital Holdings  1,241 69
Chubb  1,527 345
Definity Financial (CAD)  2,005 57
First American Financial  813 52
Hanover Insurance Group  425 52
Hartford Financial Services Group  1,209 97
Mandatum (EUR)  (4) 3,936 18
Marsh & McLennan  1,736 329
MetLife  6,770 448
Munich Re (EUR)  849 352
Ping An Insurance Group, Class H (HKD)  7,000 32
Progressive  2,844 453
RLI  78 10
Sampo, Class A (EUR)  4,216 185
Selective Insurance Group  992 99
Storebrand (NOK)  14,124 125
Sun Life Financial (CAD)  3,284 170
Tokio Marine Holdings (JPY)  7,900 197
Travelers  2,204 420
White Mountains Insurance Group  22 33
Zurich Insurance Group (CHF)  433 226
4,722
Total Financials 16,079
HEALTH CARE 7.2%
Biotechnology 0.8%
Agios Pharmaceuticals  (4) 444 10
Amgen  1,345 387

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Apellis Pharmaceuticals  (4) 1,164 70
Arcellx  (4) 405 22
Argenx, ADR  (4) 135 51
Ascendis Pharma, ADR  (4) 532 67
Avid Bioservices  (4) 2,176 14
Blueprint Medicines  (4) 515 48
Bridgebio Pharma  (4) 445 18
Cabaletta Bio  (4) 463 11
Crinetics Pharmaceuticals  (4) 839 30
CRISPR Therapeutics  (4) 320 20
Cytokinetics  (4) 769 64
Genmab (DKK)  (4) 268 85
HilleVax  (4) 411 7
Icosavax  (4) 899 14
Immatics  (4) 787 8
Immunocore Holdings, ADR  (4) 186 13
Insmed  (4) 1,732 54
Ionis Pharmaceuticals  (4) 799 40
Karuna Therapeutics  (4) 257 81
Kymera Therapeutics  (4) 287 7
MacroGenics  (4) 1,469 14
MoonLake Immunotherapeutics  (4) 417 25
MorphoSys, ADR  (4) 1,870 19
RAPT Therapeutics  (4) 506 13
Scholar Rock, Warrants, 12/31/25,
Acquisition Date: 6/17/22, Cost $—  (4)(5) 87 1
Syndax Pharmaceuticals  (4) 525 11
Vaxcyte  (4) 526 33
Vertex Pharmaceuticals  (4) 546 222
Verve Therapeutics  (4) 838 12
Xenon Pharmaceuticals  (4) 276 13
Zentalis Pharmaceuticals  (4) 517 8
1,492
Health Care Equipment & Supplies 1.0%
Alcon (CHF)  1,245 97
Align Technology  (4) 53 14
Becton Dickinson & Company  153 37
Elekta, Class B (SEK)  10,172 83
EssilorLuxottica (EUR)  708 142
GE Healthcare Technologies  2,465 191
ICU Medical  (4) 235 23
Intuitive Surgical  (4) 910 307
Koninklijke Philips (EUR)  (4) 5,946 139
Masimo  (4) 572 67
Medtronic  1,423 117
Neogen  (4) 2,325 47
Outset Medical  (4) 1,583 9
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $15  (4)(5)(6) 3,864 2
Penumbra  (4) 31 8
PROCEPT BioRobotics  (4) 1,616 68
QuidelOrtho  (4) 693 51
Siemens Healthineers (EUR)  3,454 201
STERIS  693 152
Stryker  398 119
Teleflex  107 27
1,901
Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services 2.2%
Alignment Healthcare  (4) 3,112 27
Cencora  3,396 697
Elevance Health  2,091 986
Fresenius (EUR)  3,701 115
Guardant Health  (4) 589 16
HCA Healthcare  638 173
Humana  448 205
Molina Healthcare  (4) 872 315
NeoGenomics  (4) 3,193 52
Privia Health Group  (4) 2,313 53
Quest Diagnostics  1,415 195
Tenet Healthcare  (4) 1,489 113
U.S. Physical Therapy  335 31
UnitedHealth Group  2,109 1,110
4,088
Health Care Technology 0.0%
Certara (4) 1,201 21
Veeva Systems, Class A  (4) 232 45
66
Life Sciences Tools & Services 0.9%
10X Genomics, Class A  (4) 569 32
Agilent Technologies  1,603 223
Azenta  (4) 160 11
Bruker  970 71
Danaher  1,212 280
Evotec (EUR)  (4) 2,180 51
Pacific Biosciences of California  (4) 3,485 34
Repligen  (4) 160 29
Sotera Health  (4) 1,552 26
Thermo Fisher Scientific  1,587 842
1,599
Pharmaceuticals 2.3%
Astellas Pharma (JPY)  15,600 185
AstraZeneca, ADR  8,723 587
Bayer (EUR)  2,999 111
Catalent  (4) 760 34
Elanco Animal Health  (4) 2,212 33
Eli Lilly  1,511 881
EyePoint Pharmaceuticals  (4) 387 9
GSK, ADR  3,082 114
Johnson & Johnson  1,683 264
Merck  4,922 537
Novartis (CHF)  3,312 335
Novo Nordisk, Class B (DKK)  2,910 302
Otsuka Holdings (JPY)  1,500 56
Roche Holding (CHF)  1,163 338
Sanofi (EUR)  3,407 339
Structure Therapeutics, ADR  (4) 479 19
Zoetis  608 120
4,264
Total Health Care 13,410
INDUSTRIALS & BUSINESS
SERVICES 6.1%
Aerospace & Defense 0.6%
Bombardier, Class B (CAD)  (4) 378 15

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Cadre Holdings  490 16
General Dynamics  1,848 480
L3Harris Technologies  895 188
Melrose Industries (GBP)  22,519 163
Northrop Grumman  166 78
Safran (EUR)  1,007 177
TransDigm Group  55 56
1,173
Building Products 0.3%
AAON  406 30
AZZ  1,100 64
Carrier Global  4,756 273
CSW Industrials  288 60
Zurn Elkay Water Solutions  1,379 41
468
Commercial Services & Supplies 0.3%
Casella Waste Systems, Class A  (4) 584 50
Cintas  72 43
Element Fleet Management (CAD)  12,227 199
Rentokil Initial (GBP)  7,190 41
Stericycle  (4) 771 38
Tetra Tech  206 34
Veralto  1,040 86
VSE  553 36
527
Construction & Engineering 0.1%
Arcosa  343 28
WillScot Mobile Mini Holdings  (4) 805 36
Worley (AUD)  11,241 134
198
Electrical Equipment 0.7%
ABB (CHF)  5,967 265
AMETEK  2,628 433
Legrand (EUR)  1,748 182
Mitsubishi Electric (JPY)  13,900 197
Prysmian (EUR)  3,930 179
Thermon Group Holdings  (4) 518 17
1,273
Ground Transportation 0.8%
Central Japan Railway (JPY)  3,000 76
Convoy, Warrants, 3/15/33, Acquisition
Date: 3/24/23, Cost $—  (4)(5)(6) 94 —
CSX  18,208 631
Landstar System  192 37
Norfolk Southern  546 129
Old Dominion Freight Line  653 265
Saia  (4) 216 95
Union Pacific  1,151 283
1,516
Industrial Conglomerates 1.0%
DCC (GBP)  1,568 115
General Electric  3,260 416
Honeywell International  1,480 310
Roper Technologies  282 154
Shares/Par $ Value
(Cost and value in $000s)
‡
Siemens (EUR)  4,065 763
1,758
Machinery 1.4%
ATS (4) 233 10
Caterpillar  45 13
Crane  295 35
Cummins  1,895 454
Deere  208 83
Dover  292 45
Enerpac Tool Group  1,538 48
EnPro  243 38
Esab  435 38
ESCO Technologies  376 44
Federal Signal  1,197 92
Graco  563 49
Helios Technologies  625 28
IDEX  1,337 290
Ingersoll Rand  1,705 132
John Bean Technologies  454 45
KION Group (EUR)  1,849 79
Marel (ISK)  2,004 7
Mueller Water Products, Class A  2,912 42
RBC Bearings  (4) 335 95
Sandvik (SEK)  6,201 135
SMC (JPY)  100 53
Spirax-Sarco Engineering (GBP)  208 28
SPX Technologies  (4) 779 79
THK (JPY)  2,800 55
Toro  346 33
Westinghouse Air Brake Technologies  3,580 454
2,504
Passenger Airlines 0.0%
Allegiant Travel  295 24
24
Professional Services 0.5%
Booz Allen Hamilton Holding  1,739 223
Broadridge Financial Solutions  964 198
Checkr, Acquisition Date: 6/29/18 -
12/2/19, Cost $4  (4)(5)(6) 594 3
Clarivate  (4) 3,425 32
Legalzoom.com  (4) 1,665 19
NV5 Global  (4) 109 12
Parsons  (4) 1,144 72
Paycor HCM  (4) 2,166 47
Recruit Holdings (JPY)  3,500 146
TechnoPro Holdings (JPY)  4,000 105
Teleperformance (EUR)  499 73
930
Trading Companies & Distributors 0.4%
Ashtead Group (GBP)  2,401 167
Beacon Roofing Supply  (4) 690 60
Bunzl (GBP)  2,759 112
Mitsubishi (JPY)  7,500 120
Rush Enterprises, Class A  842 42
SiteOne Landscape Supply  (4) 476 77

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Sumitomo (JPY)  6,700 146
724
Total Industrials & Business Services 11,095
INFORMATION TECHNOLOGY 11.4%
Communications Equipment 0.1%
Telefonaktiebolaget LM Ericsson, Class B
(SEK)  23,581 148
148
Electronic Equipment, Instruments &
Components 0.7%
Amphenol, Class A  3,761 373
Cognex  243 10
CTS  753 33
Hamamatsu Photonics (JPY)  2,100 86
Largan Precision (TWD)  1,000 93
Littelfuse  205 55
Mirion Technologies  (4) 5,711 58
Murata Manufacturing (JPY)  6,300 133
Napco Security Technologies  809 28
Novanta  (4) 255 43
Omron (JPY)  1,200 56
PAR Technology  (4) 2,011 87
TE Connectivity  1,357 191
Teledyne Technologies  (4) 190 85
Vontier  1,268 44
1,375
IT Services 0.4%
Accenture, Class A  472 166
MongoDB  (4) 297 121
NTT Data Group (JPY)  14,700 208
ServiceTitan, Acquisition Date: 11/9/18 -
5/4/21, Cost $1  (4)(5)(6) 26 2
Shopify, Class A  (4) 1,775 138
Snowflake, Class A  (4) 231 46
Themis Solutions, Acquisition Date:
4/14/21, Cost $2  (4)(5)(6) 110 2
683
Semiconductors & Semiconductor
Equipment 4.4%
Advanced Micro Devices  (4) 974 144
Allegro MicroSystems  (4) 829 25
Analog Devices  1,726 343
Applied Materials  3,319 538
ASML Holding (EUR)  565 427
ASML Holding  314 238
Broadcom  292 326
Entegris  732 88
Intel  3,050 153
KLA  553 321
Lam Research  295 231
Lattice Semiconductor  (4) 1,087 75
MACOM Technology Solutions Holdings  (4) 692 64
Micron Technology  5,356 457
Monolithic Power Systems  195 123
NVIDIA  4,290 2,125
NXP Semiconductors  3,108 714
Shares/Par $ Value
(Cost and value in $000s)
‡
Onto Innovation  (4) 558 85
Power Integrations  272 22
QUALCOMM  2,935 424
Renesas Electronics (JPY)  (4) 5,500 98
Taiwan Semiconductor Manufacturing
(TWD)  22,219 426
Taiwan Semiconductor Manufacturing, ADR  674 70
Texas Instruments  2,126 362
Tokyo Electron (JPY)  1,000 178
8,057
Software 3.9%
Adobe (4) 17 10
Agilysys  (4) 428 36
Altair Engineering, Class A  (4) 463 39
Amplitude, Class A  (4) 3,023 38
Atlassian, Class A  (4) 324 77
BILL Holdings  (4) 543 44
Braze, Class A  (4) 288 15
Cadence Design Systems  (4) 753 205
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $34  (4)(5)(6) 20 21
Confluent, Class A  (4) 1,029 24
Crowdstrike Holdings, Class A  (4) 192 49
Datadog, Class A  (4) 345 42
Descartes Systems Group  (4) 928 78
DoubleVerify Holdings  (4) 2,144 79
Envestnet  (4) 649 32
Five9  (4) 653 51
Fortinet  (4) 256 15
Gusto, Acquisition Date: 10/4/21,
Cost $10  (4)(5)(6) 364 6
Intuit  392 245
Manhattan Associates  (4) 168 36
Microsoft  12,667 4,763
Model N  (4) 542 15
Salesforce  (4) 386 102
SAP (EUR)  1,761 271
ServiceNow  (4) 707 500
Socure, Acquisition Date: 12/22/21,
Cost $2  (4)(5)(6) 117 1
Synopsys  (4) 487 251
Workiva  (4) 636 65
7,110
Technology Hardware, Storage &
Peripherals 1.9%
Apple  16,494 3,175
Samsung Electronics (KRW)  4,709 286
3,461
Total Information Technology 20,834
MATERIALS 1.8%
Chemicals 0.9%
Air Liquide (EUR)  1,068 208
Akzo Nobel (EUR)  1,570 130
Asahi Kasei (JPY)  10,600 78
BASF (EUR)  2,119 114
Covestro (EUR)  (4) 2,185 127
Element Solutions  5,017 116

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
HB Fuller  339 28
Johnson Matthey (GBP)  3,993 86
Linde  1,282 527
Nutrien  1,091 61
Quaker Chemical  261 56
Sherwin-Williams  317 99
Tosoh (JPY)  1,000 13
Umicore (EUR)  3,197 88
1,731
Construction Materials 0.0%
Martin Marietta Materials  118 59
59
Containers & Packaging 0.0%
Amcor, CDI (AUD)  3,916 38
38
Metals & Mining 0.8%
Antofagasta (GBP)  6,440 138
BHP Group (AUD)  3,372 115
BHP Group (GBP)  4,806 164
Constellium  (4) 3,558 71
ERO Copper (CAD)  (4) 1,544 25
Franco-Nevada  613 68
Freeport-McMoRan  4,482 191
Haynes International  724 41
IGO (AUD)  12,220 75
Pilbara Minerals (AUD)  41,744 112
South32 (AUD)  31,130 70
Southern Copper  2,612 225
Wheaton Precious Metals  2,044 101
1,396
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  8,341 116
West Fraser Timber (CAD)  252 21
137
Total Materials 3,361
REAL ESTATE 1.1%
Health Care Real Estate Investment
Trusts 0.0%
Community Healthcare Trust, REIT  33 1
Healthcare Realty Trust, REIT  1,164 20
21
Industrial Real Estate Investment
Trusts 0.2%
EastGroup Properties, REIT  591 108
Prologis, REIT  923 123
Rexford Industrial Realty, REIT  1,097 62
Terreno Realty, REIT  448 28
321
Office Real Estate Investment
Trusts 0.0%
Great Portland Estates (GBP)  9,297 50
50
Shares/Par $ Value
(Cost and value in $000s)
‡
Real Estate Management &
Development 0.2%
Colliers International Group  307 39
DigitalBridge Group  1,629 29
FirstService  632 103
Mitsui Fudosan (JPY)  7,700 188
Tricon Residential  3,989 36
395
Residential Real Estate Investment
Trusts 0.2%
Equity LifeStyle Properties, REIT  3,803 268
Flagship Communities REIT  659 11
Independence Realty Trust, REIT  2,348 36
315
Retail Real Estate Investment
Trusts 0.1%
Scentre Group (AUD)  64,965 132
132
Specialized Real Estate Investment
Trusts 0.4%
CubeSmart, REIT  1,425 66
Extra Space Storage, REIT  400 64
Public Storage, REIT  1,342 410
Weyerhaeuser, REIT  3,767 131
671
Total Real Estate 1,905
UTILITIES 1.0%
Electric Utilities 0.6%
Constellation Energy  4,540 531
FirstEnergy  1,039 38
IDACORP  592 58
MGE Energy  340 24
NextEra Energy  3,780 230
NRG Energy  890 46
OGE Energy  973 34
Southern  1,486 104
1,065
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  10,500 37
Chesapeake Utilities  705 74
ONE Gas  326 21
Southwest Gas Holdings  721 46
178
Independent Power & Renewable
Electricity Producers 0.0%
Electric Power Development (JPY)  5,400 88
88
Multi-Utilities 0.3%
Ameren  2,174 157
Engie (EUR)  16,130 284
National Grid (GBP)  13,492 182
623

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Water Utilities 0.0%
California Water Service Group  764 40
40
Total Utilities 1,994
Total Miscellaneous Common
Stocks  0.1%  (8) 216
Total Common Stocks (Cost $56,839) 95,736
CONVERTIBLE BONDS 0.0%
Convoy, 15.00%, 9/30/26, Acquisition Date:
3/24/23, Cost $1  (4)(5)(6) 653 —
Total Convertible Bonds (Cost $1) —
CONVERTIBLE PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Specialty Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21,
Cost $10  (4)(5)(6) 1,674 2
Total Consumer Discretionary 2
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D,
Acquisition Date: 11/3/17, Cost $—  (4)(5)(6) 1 —
Total Consumer Staples —
FINANCIALS 0.0%
Banks 0.0%
CRB Group, Series D, Acquisition Date:
1/28/22, Cost $9  (4)(5)(6) 81 6
Total Financials 6
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition
Date: 8/14/20, Cost $5  (4)(5)(6) 1,752 7
Caris Life Sciences, Series D, Acquisition
Date: 5/11/21, Cost $7  (4)(5)(6) 895 3
10
Health Care Equipment & Supplies 0.0%
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $6  (4)(5)(6) 5,305 4
4
Health Care Providers & Services 0.0%
Honor Technology, Series D, Acquisition
Date: 10/16/20, Cost $10  (4)(5)(6) 4,107 5
5
Life Sciences Tools & Services 0.0%
Cleerly, Series C, Acquisition Date: 7/8/22,
Cost $5  (4)(5)(6) 413 4
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $6  (4)(5)(6) 636 2
National Resilience, Series B, Acquisition
Date: 10/23/20, Cost $7  (4)(5)(6) 524 32
Shares/Par $ Value
(Cost and value in $000s)
‡
National Resilience, Series C, Acquisition
Date: 6/9/21, Cost $10  (4)(5)(6) 237 14
52
Total Health Care 71
INDUSTRIALS & BUSINESS
SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition
Date: 3/24/21, Cost $5  (4)(5)(6) 126 5
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $11  (4)(5)(6) 1,914 9
14
Air Freight & Logistics 0.0%
FLEXE, Series C, Acquisition Date:
11/18/20, Cost $5  (4)(5)(6) 445 3
FLEXE, Series D, Acquisition Date: 4/7/22,
Cost $3  (4)(5)(6) 138 1
4
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date:
1/20/22, Cost $5  (4)(5)(6) 252 1
1
Ground Transportation 0.0%
Convoy, Series C, Acquisition Date:
9/14/18, Cost $9  (4)(5)(6) 1,241 —
Convoy, Series D, Acquisition Date:
10/30/19, Cost $10  (4)(5)(6) 764 —
—
Professional Services 0.0%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $4  (4)(5)(6) 900 5
Checkr, Series D, Acquisition Date: 9/6/19,
Cost $12  (4)(5)(6) 1,200 6
11
Total Industrials & Business Services 30
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $4  (4)(5)(6) 303 2
Haul Hub, Series C, Acquisition Date:
4/14/22, Cost $2  (4)(5)(6) 90 1
ServiceTitan, Series D, Acquisition Date:
11/9/18, Cost $5  (4)(5)(6) 184 13
ServiceTitan, Series F, Acquisition Date:
3/25/21, Cost $1  (4)(5)(6) 10 1
Themis Solutions, Series AA, Acquisition
Date: 4/14/21, Cost $1  (4)(5)(6) 30 1
Themis Solutions, Series AB, Acquisition
Date: 4/14/21, Cost $—  (4)(5)(6) 10 —
Themis Solutions, Series B, Acquisition
Date: 4/14/21, Cost $—  (4)(5)(6) 10 —
Themis Solutions, Series E, Acquisition
Date: 4/14/21, Cost $7  (4)(5)(6) 320 6
24

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Software 0.1%
Databricks, Series G, Acquisition Date:
2/1/21, Cost $12  (4)(5)(6) 192 14
Databricks, Series H, Acquisition Date:
8/31/21, Cost $30  (4)(5)(6) 411 30
Databricks, Series I, Acquisition Date:
9/14/23, Cost $4  (4)(5)(6) 51 4
Gusto, Series E, Acquisition Date: 7/13/21,
Cost $15  (4)(5)(6) 504 8
Nuro, Series C, Acquisition Date: 10/30/20 -
3/2/21, Cost $12  (4)(5)(6) 921 4
Nuro, Series D, Acquisition Date: 10/29/21,
Cost $5  (4)(5)(6) 242 1
SecurityScorecard, Series E, Acquisition
Date: 3/5/21, Cost $5  (4)(5)(6) 1,032 5
Seismic Software, Series E, Acquisition
Date: 12/13/18, Cost $7  (4)(5)(6) 1,115 8
Seismic Software, Series F, Acquisition
Date: 9/25/20, Cost $1  (4)(5)(6) 85 —
Socure, Series A, Acquisition Date:
12/22/21, Cost $2  (4)(5)(6) 142 1
Socure, Series A-1, Acquisition Date:
12/22/21, Cost $2  (4)(5)(6) 117 1
Socure, Series B, Acquisition Date:
12/22/21, Cost $—  (4)(5)(6) 2 —
Socure, Series E, Acquisition Date:
10/27/21, Cost $4  (4)(5)(6) 270 2
78
Total Information Technology 102
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C, Acquisition
Date: 5/28/21, Cost $6  (4)(5)(6) 135 6
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $10  (4)(5)(6) 228 5
11
Metals & Mining 0.0%
Kobold Metals, Series B-1, Acquisition Date:
1/10/22, Cost $6  (4)(5)(6) 201 8
8
Total Materials 19
Total Convertible Preferred Stocks (Cost
$280) 230
CORPORATE BONDS 4.8%
AbbVie, 3.20%, 11/21/29  55,000 51
AbbVie, 4.05%, 11/21/39  25,000 23
AbbVie, 4.70%, 5/14/45  55,000 52
AbbVie, 4.875%, 11/14/48  88,000 86
AerCap Ireland Capital, 3.00%, 10/29/28  160,000 145
AES, 5.45%, 6/1/28  15,000 15
Ally Financial, 4.75%, 6/9/27  12,000 12
American Electric Power, 5.20%, 1/15/29  30,000 30
American Honda Finance, 5.65%, 11/15/28  35,000 37
American Tower, 5.25%, 7/15/28  15,000 15
Shares/Par $ Value
(Cost and value in $000s)
‡
Anheuser-Busch InBev Worldwide, 5.55%,
1/23/49  65,000 70
Aon, 2.80%, 5/15/30  15,000 13
AT&T, 3.50%, 9/15/53  55,000 40
Baltimore Gas & Electric, 5.40%, 6/1/53  20,000 21
Bank of America, VR, 1.898%, 7/23/31  (9) 210,000 172
Bank of America, VR, 1.922%, 10/24/31  (9) 40,000 32
Bank of America, VR, 2.496%, 2/13/31  (9) 105,000 90
Bank of America, VR, 2.592%, 4/29/31  (9) 50,000 43
Bank of America, VR, 3.419%, 12/20/28  (9) 80,000 75
Bank of America, VR, 4.271%, 7/23/29  (9) 65,000 63
Bank of America, VR, 5.819%, 9/15/29  (9) 66,000 68
Bank of Montreal, 5.717%, 9/25/28  10,000 10
Bank of New York Mellon, VR, 6.317%,
10/25/29  (9) 40,000 42
Bank of New York Mellon, VR, 6.474%,
10/25/34  (9) 45,000 50
Barclays, VR, 5.501%, 8/9/28  (9) 200,000 201
BAT Capital, 2.259%, 3/25/28  15,000 13
BAT Capital, 7.079%, 8/2/43  20,000 21
BAT Capital, 7.081%, 8/2/53  30,000 32
BAT International Finance, 1.668%, 3/25/26  2,000 2
Becton Dickinson & Company, 2.823%,
5/20/30  25,000 22
Becton Dickinson & Company, 3.70%,
6/6/27  33,000 32
Boardwalk Pipelines, 3.40%, 2/15/31  28,000 25
Boardwalk Pipelines, 5.95%, 6/1/26  10,000 10
Boeing, 3.25%, 2/1/28  15,000 14
Boeing, 5.04%, 5/1/27  55,000 56
Boeing, 5.805%, 5/1/50  35,000 37
Booz Allen Hamilton, 5.95%, 8/4/33  15,000 16
Boston Gas, 6.119%, 7/20/53  (1) 15,000 16
Brixmor Operating Partnership, 3.90%,
3/15/27  35,000 33
Brixmor Operating Partnership, 4.05%,
7/1/30  8,000 7
Brixmor Operating Partnership, 4.125%,
5/15/29  33,000 31
Broadcom, 2.60%, 2/15/33  (1) 35,000 29
Broadcom, 3.419%, 4/15/33  (1) 11,000 10
Broadcom, 3.875%, 1/15/27  10,000 10
CaixaBank, VR, 6.84%, 9/13/34  (1)(9) 200,000 211
Capital One Financial, 3.65%, 5/11/27  65,000 62
Capital One Financial, 3.75%, 3/9/27  60,000 57
Capital One Financial, VR, 2.359%,
7/29/32  (9) 18,000 14
Capital One Financial, VR, 3.273%,
3/1/30  (9) 25,000 22
Capital One Financial, VR, 5.247%,
7/26/30  (9) 15,000 15
Capital One Financial, VR, 5.468%,
2/1/29  (9) 75,000 75
Carrier Global, 2.493%, 2/15/27  10,000 9
Carrier Global, 5.80%, 11/30/25  (1) 10,000 10
Carvana, 12.00%, 12/1/28, (12.00% PIK)  (1)
(10) 11,000 10
Carvana, 13.00%, 6/1/30, (13.00% PIK)  (1)
(10) 17,000 14

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Carvana, 14.00%, 6/1/31, (14.00% PIK)  (1)
(10) 20,000 17
CBRE Services, 5.95%, 8/15/34  40,000 42
Celanese U.S. Holdings, 6.05%, 3/15/25  7,000 7
Celanese U.S. Holdings, 6.165%, 7/15/27  10,000 10
Centene, 2.50%, 3/1/31  60,000 50
Centene, 2.625%, 8/1/31  110,000 91
Centene, 4.25%, 12/15/27  10,000 10
Charter Communications Operating, 3.75%,
2/15/28  15,000 14
Charter Communications Operating,
5.125%, 7/1/49  15,000 12
Charter Communications Operating, 5.75%,
4/1/48  20,000 18
Charter Communications Operating,
6.484%, 10/23/45  12,000 12
Charter Communications Operating, 6.65%,
2/1/34  55,000 58
Cheniere Corpus Christi Holdings, 5.125%,
6/30/27  30,000 30
Cheniere Energy, 4.625%, 10/15/28  10,000 10
Citigroup, 4.45%, 9/29/27  10,000 10
Citigroup, VR, 3.106%, 4/8/26  (9) 22,000 21
Citigroup, VR, 4.658%, 5/24/28  (9) 10,000 10
Citigroup, VR, 5.61%, 9/29/26  (9) 55,000 55
Citigroup, VR, 6.174%, 5/25/34  (9) 35,000 36
Citigroup, Series VAR, VR, 3.07%,
2/24/28  (9) 50,000 47
CNO Financial Group, 5.25%, 5/30/25  15,000 15
Columbia Pipelines Holding, 6.042%,
8/15/28  (1) 25,000 26
Comcast, 3.90%, 3/1/38  60,000 54
Corebridge Financial, 3.65%, 4/5/27  10,000 10
Corebridge Financial, 3.90%, 4/5/32  15,000 14
Crown Castle, 2.25%, 1/15/31  95,000 79
Crown Castle, 3.80%, 2/15/28  10,000 9
Crown Castle, 5.60%, 6/1/29  35,000 36
Crown Castle, 5.80%, 3/1/34  25,000 26
Crown Castle Towers, 3.663%, 5/15/25  (1) 85,000 82
CVS Health, 3.25%, 8/15/29  10,000 9
CVS Health, 4.30%, 3/25/28  15,000 15
CVS Health, 5.05%, 3/25/48  84,000 78
CVS Health, 5.625%, 2/21/53  45,000 46
CVS Health, 5.875%, 6/1/53  25,000 26
Diamondback Energy, 6.25%, 3/15/53  25,000 27
Dollar General, 3.875%, 4/15/27  15,000 15
Dollar General, 5.45%, 7/5/33  40,000 41
DTE Energy, 4.875%, 6/1/28  10,000 10
Duke Energy, 5.00%, 8/15/52  55,000 51
Duke Energy, 6.10%, 9/15/53  55,000 60
Edison International, 4.95%, 4/15/25  5,000 5
Elevance Health, 5.125%, 2/15/53  20,000 20
Enbridge, 4.25%, 12/1/26  10,000 10
Enbridge, 6.20%, 11/15/30  15,000 16
Enbridge, 6.70%, 11/15/53  20,000 23
Energy Transfer, 2.90%, 5/15/25  60,000 58
Energy Transfer, 6.40%, 12/1/30  20,000 21
Energy Transfer, 6.55%, 12/1/33  10,000 11
Shares/Par $ Value
(Cost and value in $000s)
‡
Equitable Financial Life Global Funding,
1.00%, 1/9/26  (1) 45,000 41
Equitable Holdings, 4.35%, 4/20/28  105,000 101
Exelon, 5.15%, 3/15/28  10,000 10
Exelon, 5.60%, 3/15/53  35,000 36
Fifth Third Bancorp, 2.375%, 1/28/25  10,000 10
Fifth Third Bancorp, 2.55%, 5/5/27  5,000 5
Fifth Third Bancorp, 3.95%, 3/14/28  12,000 12
Fifth Third Bancorp, VR, 6.339%,
7/27/29  (9) 20,000 21
Fiserv, 4.20%, 10/1/28  10,000 10
Freeport-McMoRan, 4.375%, 8/1/28  14,000 14
Freeport-McMoRan, 5.00%, 9/1/27  2,000 2
Freeport-McMoRan, 5.45%, 3/15/43  25,000 24
General Motors Financial, 4.00%, 10/6/26  10,000 10
General Motors Financial, 5.80%, 6/23/28  10,000 10
Georgia Power, 4.95%, 5/17/33  45,000 46
GLP Capital, 3.35%, 9/1/24  10,000 10
Goldman Sachs Group, 3.50%, 11/16/26  70,000 67
Goldman Sachs Group, VR, 1.542%,
9/10/27  (9) 50,000 45
Goldman Sachs Group, VR, 3.615%,
3/15/28  (9) 45,000 43
Goldman Sachs Group, VR, 3.691%,
6/5/28  (9) 15,000 14
Goldman Sachs Group, VR, 4.482%,
8/23/28  (9) 20,000 20
Hasbro, 3.55%, 11/19/26  7,000 7
HCA, 2.375%, 7/15/31  20,000 17
HCA, 3.125%, 3/15/27  20,000 19
HCA, 3.375%, 3/15/29  5,000 5
HCA, 3.50%, 9/1/30  25,000 23
HCA, 4.50%, 2/15/27  10,000 10
HCA, 5.375%, 9/1/26  11,000 11
HCA, 5.875%, 2/15/26  18,000 18
Healthcare Realty Holdings, 2.05%, 3/15/31  15,000 12
Healthcare Realty Holdings, 3.625%,
1/15/28  60,000 55
HSBC Holdings, VR, 2.099%, 6/4/26  (9) 200,000 190
Humana, 4.875%, 4/1/30  42,000 42
Humana, 5.95%, 3/15/34  25,000 27
Hyundai Capital America, 5.50%,
3/30/26  (1) 10,000 10
Hyundai Capital America, 6.50%,
1/16/29  (1) 10,000 11
Indiana Michigan Power, 5.625%, 4/1/53  5,000 5
Intercontinental Exchange, 4.35%, 6/15/29  40,000 40
Interpublic Group, 4.65%, 10/1/28  20,000 20
Intuit, 5.50%, 9/15/53  25,000 27
IQVIA, 6.25%, 2/1/29  (1) 25,000 26
JPMorgan Chase, VR, 1.578%, 4/22/27  (9) 35,000 32
JPMorgan Chase, VR, 2.182%, 6/1/28  (9) 60,000 55
JPMorgan Chase, VR, 2.522%, 4/22/31  (9) 10,000 9
JPMorgan Chase, VR, 2.739%, 10/15/30  (9) 23,000 20
JPMorgan Chase, VR, 2.956%, 5/13/31  (9) 69,000 60
JPMorgan Chase, VR, 3.54%, 5/1/28  (9) 25,000 24
JPMorgan Chase, VR, 3.96%, 1/29/27  (9) 10,000 10
JPMorgan Chase, VR, 6.254%, 10/23/34  (9) 35,000 38
Kilroy Realty, 4.375%, 10/1/25  13,000 13

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Las Vegas Sands, 3.50%, 8/18/26  25,000 24
Lowe's, 4.25%, 4/1/52  25,000 21
Lowe's, 5.625%, 4/15/53  15,000 16
Lowe's, 5.75%, 7/1/53  15,000 16
LSEGA Financing, 2.50%, 4/6/31  (1) 200,000 171
Marathon Oil, 4.40%, 7/15/27  10,000 10
Marriott International, 5.00%, 10/15/27  28,000 28
Mars, 4.75%, 4/20/33  (1) 45,000 45
Marsh & McLennan, 2.25%, 11/15/30  15,000 13
Marsh & McLennan, 5.70%, 9/15/53  50,000 54
Mattel, 5.875%, 12/15/27  (1) 40,000 39
Meta Platforms, 5.60%, 5/15/53  65,000 71
Micron Technology, 4.185%, 2/15/27  10,000 10
Micron Technology, 5.327%, 2/6/29  22,000 22
Micron Technology, 6.75%, 11/1/29  20,000 21
MidAmerican Energy, 5.85%, 9/15/54  20,000 22
Morgan Stanley, VR, 4.431%, 1/23/30  (9) 25,000 24
Morgan Stanley, VR, 5.123%, 2/1/29  (9) 95,000 96
MPLX, 4.125%, 3/1/27  10,000 10
Mylan, 4.55%, 4/15/28  10,000 10
NextEra Energy Capital Holdings, 2.44%,
1/15/32  35,000 29
NextEra Energy Capital Holdings, 5.25%,
2/28/53  15,000 15
NextEra Energy Capital Holdings, 5.749%,
9/1/25  25,000 25
NiSource, 3.49%, 5/15/27  15,000 14
NiSource, 5.25%, 3/30/28  10,000 10
Nissan Motor Acceptance, 1.85%,
9/16/26  (1) 15,000 13
NRG Energy, 4.45%, 6/15/29  (1) 15,000 14
Occidental Petroleum, 6.375%, 9/1/28  10,000 10
Occidental Petroleum, 8.875%, 7/15/30  85,000 99
ONEOK, 5.65%, 11/1/28  10,000 10
ONEOK, 5.80%, 11/1/30  15,000 15
ONEOK, 6.05%, 9/1/33  30,000 32
Oracle, 4.90%, 2/6/33  40,000 40
O'Reilly Automotive, 5.75%, 11/20/26  10,000 10
Ovintiv, 5.65%, 5/15/28  15,000 15
Pacific Gas & Electric, 2.10%, 8/1/27  14,000 13
Pacific Gas & Electric, 2.50%, 2/1/31  40,000 33
Pacific Gas & Electric, 4.55%, 7/1/30  45,000 43
Pacific Gas & Electric, 5.90%, 6/15/32  10,000 10
Pacific Gas & Electric, 6.70%, 4/1/53  10,000 11
Pacific Gas & Electric, 6.95%, 3/15/34  20,000 22
Pfizer Investment Enterprises, 4.75%,
5/19/33  30,000 30
Pfizer Investment Enterprises, 5.30%,
5/19/53  30,000 31
Pfizer Investment Enterprises, 5.34%,
5/19/63  40,000 41
Philip Morris International, 5.125%, 2/15/30  25,000 25
Pioneer Natural Resources, 5.10%, 3/29/26  15,000 15
PNC Financial Services Group, 2.55%,
1/22/30  15,000 13
PNC Financial Services Group, VR, 6.615%,
10/20/27  (9) 10,000 10
Public Service Enterprise Group, 5.875%,
10/15/28  10,000 10
Shares/Par $ Value
(Cost and value in $000s)
‡
Public Storage Operating, 5.35%, 8/1/53  10,000 11
Revvity, 1.90%, 9/15/28  35,000 30
Revvity, 2.25%, 9/15/31  15,000 13
Revvity, 3.30%, 9/15/29  14,000 13
Reynolds American, 4.45%, 6/12/25  5,000 5
Rogers Communications, 3.20%, 3/15/27  24,000 23
Rogers Communications, 3.80%, 3/15/32  25,000 23
Rogers Communications, 4.35%, 5/1/49  5,000 4
Rogers Communications, 4.55%, 3/15/52  129,000 113
Ross Stores, 1.875%, 4/15/31  45,000 37
Sabine Pass Liquefaction, 4.20%, 3/15/28  15,000 15
SBA Tower Trust, 1.84%, 4/15/27  (1) 50,000 44
SBA Tower Trust, 2.593%, 10/15/31  (1) 40,000 32
Sempra, 3.40%, 2/1/28  10,000 10
Sempra, 3.70%, 4/1/29  15,000 14
Southern, 5.20%, 6/15/33  60,000 61
Southern, 5.70%, 3/15/34  30,000 32
Southern California Edison, 5.70%, 3/1/53  20,000 21
Southern California Edison, Series D,
4.70%, 6/1/27  30,000 30
Sprint Capital, 6.875%, 11/15/28  45,000 49
Sprint Capital, 8.75%, 3/15/32  30,000 37
Sutter Health, 5.164%, 8/15/33  15,000 15
T-Mobile USA, 5.75%, 1/15/54  85,000 90
T-Mobile USA, 6.00%, 6/15/54  15,000 17
Targa Resources Partners, 5.00%, 1/15/28  10,000 10
Targa Resources Partners, 5.50%, 3/1/30  57,000 57
Targa Resources Partners, 6.875%, 1/15/29  10,000 10
Thermo Fisher Scientific, 5.20%, 1/31/34  20,000 21
Toronto-Dominion Bank, 5.523%, 7/17/28  10,000 10
UBS Group, VR, 6.301%, 9/22/34  (1)(9) 200,000 211
UnitedHealth Group, 4.50%, 4/15/33  40,000 40
UnitedHealth Group, 5.05%, 4/15/53  60,000 61
UnitedHealth Group, 5.875%, 2/15/53  32,000 36
Utah Acquisition, 3.95%, 6/15/26  111,000 107
Utah Acquisition, 5.25%, 6/15/46  5,000 4
VF, 2.95%, 4/23/30  15,000 12
Viatris, 3.85%, 6/22/40  42,000 31
Viatris, 4.00%, 6/22/50  25,000 18
Vistra Operations, 5.125%, 5/13/25  (1) 45,000 45
Vistra Operations, 6.95%, 10/15/33  (1) 15,000 16
Volkswagen Group of America Finance,
3.20%, 9/26/26  (1) 205,000 194
Walt Disney, 3.60%, 1/13/51  25,000 20
Warnermedia Holdings, 3.755%, 3/15/27  60,000 57
Wells Fargo, 4.30%, 7/22/27  35,000 34
Wells Fargo, VR, 2.393%, 6/2/28  (9) 115,000 105
Wells Fargo, VR, 2.572%, 2/11/31  (9) 225,000 195
Wells Fargo, VR, 2.879%, 10/30/30  (9) 100,000 89
Wells Fargo, VR, 3.196%, 6/17/27  (9) 10,000 10
Western Midstream Operating, 4.50%,
3/1/28  10,000 10
Westlake, 1.625%, 7/17/29 (EUR)  100,000 99
Williams, 3.75%, 6/15/27  10,000 10
Xcel Energy, 3.40%, 6/1/30  45,000 42
Total Corporate Bonds (Cost $9,134) 8,885

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
EQUITY MUTUAL FUNDS 8.0%
T. Rowe Price Institutional Emerging
Markets Equity Fund  (2) 238,503 7,635
T. Rowe Price Real Assets Fund - I Class  (2) 500,099 7,016
Total Equity Mutual Funds (Cost $12,474) 14,651
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.1%
Republic of Bulgaria, 4.375%, 5/13/31
(EUR)  31,000 36
Republic of Bulgaria, 4.875%, 5/13/36
(EUR)  34,000 40
Total Foreign Government Obligations &
Municipalities (Cost $68) 76
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.6%
BBCMS Mortgage Trust, Series 2019-BWAY,
Class D, ARM, 1M TSFR + 2.274%, 7.636%,
11/15/34  (1) 25,000 9
BINOM Securitization Trust, Series  2021-
INV1, Class A1, CMO, ARM, 2.034%,
6/25/56  (1) 66,008 57
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class B, ARM, 1M
TSFR + 3.141%, 8.503%, 6/15/27  (1) 100,000 100
CIM Trust, Series 2021-INV1, Class A29,
CMO, ARM, 2.50%, 7/1/51  (1) 81,907 65
Commercial Mortgage Trust, Series  2016-
CR28, Class AHR, 3.651%, 2/10/49  26,230 25
Connecticut Avenue Securities,
Series 2017-C06, Class 2ED1, CMO, ARM,
SOFR30A + 1.114%, 6.452%, 2/25/30  6,790 7
Finance of America HECM Buyout,
Series 2022-HB2, Class A1A, ARM, 4.00%,
8/1/32  (1) 48,122 47
Galton Funding Mortgage Trust,
Series 2018-1, Class A23, CMO, ARM,
3.50%, 11/25/57  (1) 5,608 5
Galton Funding Mortgage Trust,
Series 2018-2, Class A22, CMO, ARM,
4.00%, 10/25/58  (1) 4,424 4
Great Wolf Trust, Series 2019-WOLF,
Class A, ARM, 1M TSFR + 1.148%, 6.71%,
12/15/36  (1) 53,000 53
Great Wolf Trust, Series 2019-WOLF,
Class B, ARM, 1M TSFR + 1.448%, 7.01%,
12/15/36  (1) 15,000 15
Great Wolf Trust, Series 2019-WOLF, Class
C, ARM, 1M TSFR + 1.747%, 7.309%,
12/15/36  (1) 35,000 35
GS Mortgage-Backed Securities Trust,
Series 2021-GR1, Class A4, CMO, ARM,
2.50%, 11/25/51  (1) 80,763 64
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2018-WPT, Class
AFX, 4.248%, 7/5/33  (1) 20,000 17
Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Mortgage Trust, Series 2020-5,
Class B2, CMO, ARM, 3.573%, 12/25/50  (1) 23,087 19
JPMorgan Mortgage Trust, Series  2020-
INV1, Class A11, CMO, ARM, 1M TSFR +
0.944%, 6.00%, 8/25/50  (1) 5,876 6
JPMorgan Mortgage Trust, Series  2020-
INV1, Class A3, CMO, ARM, 3.50%,
8/25/50  (1) 7,835 7
JPMorgan Mortgage Trust, Series  2020-
LTV1, Class A15, CMO, ARM, 3.50%,
6/25/50  (1) 747 1
JPMorgan Mortgage Trust, Series  2020-
LTV1, Class A3, CMO, ARM, 3.50%,
6/25/50  (1) 1,494 1
JPMorgan Mortgage Trust, Series  2020-
LTV1, Class B1A, CMO, ARM, 3.245%,
6/25/50  (1) 27,941 24
MFA Trust, Series 2022-INV2, Class A1,
CMO, STEP, 4.95%, 7/25/57  (1) 90,092 89
New Residential Mortgage Loan Trust,
Series 2021-INV2, Class A4, CMO, ARM,
2.50%, 9/25/51  (1) 82,517 66
OBX Trust, Series 2020-EXP1, Class 1A8,
CMO, ARM, 3.50%, 2/25/60  (1) 26,595 24
SCG Mortgage Trust, Series 2023-NASH,
Class A, ARM, 1M TSFR + 2.391%, 7.752%,
12/15/40  (1) 55,000 55
Sequoia Mortgage Trust, Series 2013-4,
Class B1, CMO, ARM, 3.437%, 4/25/43  18,008 17
Sequoia Mortgage Trust, Series 2017-CH2,
Class A19, CMO, ARM, 4.00%, 12/25/47  (1) 5,876 5
SG Residential Mortgage Trust,
Series 2019-3, Class A1, CMO, ARM,
2.703%, 9/25/59  (1) 1,515 1
Structured Agency Credit Risk Debt Notes,
Series 2021-DNA2, Class M2, CMO, ARM,
SOFR30A + 2.30%, 7.637%, 8/25/33  (1) 22,021 22
Structured Agency Credit Risk Debt Notes,
Series 2023-HQA3, Class A1, CMO, ARM,
SOFR30A + 1.85%, 7.187%, 11/25/43  (1) 99,219 100
Towd Point Mortgage Trust, Series  2019-
HY3, Class A1A, CMO, ARM, 1M TSFR +
1.114%, 6.47%, 10/25/59  (1) 26,591 27
Vista Point Securitization Trust, Series  2020-
2, Class A1, CMO, ARM, 1.475%,
4/25/65  (1) 20,277 19
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class B, 4.025%, 9/15/50  125,000 110
Total Non-U.S. Government Mortgage-
Backed Securities (Cost $1,207) 1,096
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Dr. Ing. h.c. F. Porsche (EUR)  1,378 121
Total Consumer Discretionary 121
Total Preferred Stocks (Cost $117) 121

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 5.7%
U.S. Government Agency
Obligations 4.3%
Federal Home Loan Mortgage
2.50%, 4/1/30  11,563 11
3.00%, 12/1/42 - 4/1/43  59,170 55
3.50%, 8/1/42 - 3/1/44  82,193 78
4.00%, 8/1/40 - 8/1/45  39,078 37
4.50%, 6/1/39 - 5/1/42  38,770 38
5.00%, 7/1/25 - 8/1/40  13,256 12
6.00%, 10/1/32 - 8/1/38  3,294 3
7.00%, 6/1/32  516 —
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.842%, 4.824%, 1/1/37  1,290 1
RFUCCT1Y + 1.917%, 4.292%, 2/1/37  1,241 1
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36 - 4/1/37  48,080 42
2.00%, 8/1/36 - 5/1/52  610,470 505
2.50%, 3/1/42 - 5/1/52  661,009 565
3.00%, 5/1/42 - 6/1/52  279,705 252
3.50%, 6/1/47 - 10/1/51  134,285 125
4.00%, 8/1/37 - 2/1/50  81,352 78
4.50%, 5/1/50 - 11/1/52  130,057 126
5.00%, 5/1/53  9,490 9
5.50%, 8/1/53  91,430 92
Federal National Mortgage Assn.
3.00%, 8/1/43 - 2/1/44  8,772 8
3.50%, 6/1/42 - 1/1/44  82,529 77
4.00%, 11/1/40  16,719 16
Federal National Mortgage Assn., ARM,
RFUCCT1Y + 1.869%, 6.119%, 8/1/36  1,344 1
Federal National Mortgage Assn., CMO, IO,
6.50%, 2/25/32  340 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  158,344 136
2.00%, 5/1/36 - 4/1/52  2,211,320 1,845
2.50%, 1/1/32 - 9/1/52  1,381,318 1,198
3.00%, 6/1/27 - 4/1/52  818,535 745
3.50%, 11/1/32 - 1/1/52  345,559 324
4.00%, 7/1/35 - 11/1/52  364,960 355
4.50%, 7/1/39 - 8/1/52  186,618 185
5.00%, 3/1/34 - 9/1/53  184,718 186
5.50%, 12/1/34 - 10/1/53  101,424 105
6.00%, 4/1/33 - 9/1/53  227,633 233
6.50%, 7/1/32 - 11/1/53  87,389 90
7.00%, 4/1/32  162 —
UMBS, TBA  (11)
3.50%, 1/1/54  65,000 60
4.50%, 1/1/54  70,000 68
5.00%, 1/1/54  135,000 134
5.50%, 1/1/54  45,000 45
6.00%, 1/1/54  35,000 36
6.50%, 1/1/54  35,000 36
7,913
U.S. Government Obligations 1.4%
Government National Mortgage Assn.
1.50%, 5/20/37  44,566 38
Shares/Par $ Value
(Cost and value in $000s)
‡
2.00%, 3/20/51 - 3/20/52  549,372 465
2.50%, 8/20/50 - 3/20/52  463,967 405
3.00%, 7/15/43 - 6/20/52  464,399 422
3.50%, 12/20/42 - 10/20/49  274,117 260
4.00%, 7/20/42 - 10/20/52  246,301 236
4.50%, 10/20/39 - 10/20/52  183,734 181
5.00%, 3/20/34 - 6/20/49  84,039 86
5.50%, 10/20/32 - 3/20/49  46,616 49
6.00%, 4/15/36 - 12/20/38  7,060 7
6.50%, 3/15/26 - 4/15/26  1,263 1
7.00%, 9/20/27  731 1
8.00%, 4/15/26  58 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  4,664 5
3.50%, 10/20/50  25,000 21
Government National Mortgage Assn.,
TBA  (11)
5.00%, 1/20/54  80,000 79
5.50%, 1/20/54  195,000 196
6.00%, 1/20/54  65,000 66
6.50%, 1/20/54  55,000 56
2,574
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$11,061) 10,487
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 8.3%
U.S. Treasury Obligations 8.3%
U.S. Treasury Bonds, 1.875%, 2/15/41  245,000 177
U.S. Treasury Bonds, 3.00%, 8/15/52  790,000 649
U.S. Treasury Bonds, 3.375%, 8/15/42  1,000,000 895
U.S. Treasury Bonds, 3.625%, 2/15/53  690,000 640
U.S. Treasury Bonds, 3.625%, 5/15/53  55,800 52
U.S. Treasury Bonds, 3.875%, 2/15/43  365,000 349
U.S. Treasury Bonds, 4.00%, 11/15/42  710,000 692
U.S. Treasury Bonds, 4.00%, 11/15/52  440,000 436
U.S. Treasury Inflation-Indexed Notes,
1.375%, 7/15/33  835,260 811
U.S. Treasury Notes, 0.625%, 12/31/27  765,000 673
U.S. Treasury Notes, 0.625%, 8/15/30  885,000 718
U.S. Treasury Notes, 0.75%, 8/31/26  400,000 367
U.S. Treasury Notes, 1.50%, 1/31/27  640,000 594
U.S. Treasury Notes, 1.875%, 2/15/32  325,000 280
U.S. Treasury Notes, 2.25%, 1/31/24  1,185,000 1,182
U.S. Treasury Notes, 2.75%, 2/15/24  205,000 204
U.S. Treasury Notes, 3.25%, 6/30/27  275,000 269
U.S. Treasury Notes, 3.875%, 11/30/27  110,000 110
U.S. Treasury Notes, 3.875%, 12/31/27  505,000 504
U.S. Treasury Notes, 4.125%, 6/15/26  315,000 315
U.S. Treasury Notes, 4.125%, 9/30/27  830,000 836
U.S. Treasury Notes, 4.125%, 8/31/30  285,000 289
U.S. Treasury Notes, 4.50%, 7/15/26  605,000 611
U.S. Treasury Notes, 4.625%, 9/15/26  1,658,900 1,682
U.S. Treasury Notes, 4.625%, 10/15/26  (12) 1,090,000 1,106

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 4.625%, 9/30/30  820,000 856
15,297
Total U.S. Government Agency
Obligations (Excluding Mortgage-Backed)
(Cost $15,338) 15,297
SHORT-TERM INVESTMENTS 5.7%
Money Market Funds 5.7%
T. Rowe Price Treasury Reserve Fund,
5.40%  (2)(13) 10,455,921 10,456
Total Short-Term Investments (Cost
$10,456) 10,456
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund,
5.42%  (2)(13) 238,431 238
Total Investments in a Pooled Account
through Securities Lending Program with
JPMorgan Chase Bank 238
Total Securities Lending Collateral (Cost
$238) 238
Total Investments in Securities
100.2% of Net Assets
(Cost $146,328) $ 184,211
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $4,361 and represents
2.4% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $306 and represents 0.2% of net assets.
(6) See Note 2. Level 3 in fair value hierarchy.
(7) See Note 4 . All or a portion of this security is on loan at December 31, 2023.
(8) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $776 and represents
0.4% of net assets.
(12) At December 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13) Seven-day yield

T. ROWE PRICE Moderate Allocation Portfolio

.
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
NZD New Zealand Dollar
PIK Payment-in-kind
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Morgan Stanley, Protection Bought (Relevant Credit: Markit CMBX.NA.AAA-S15, 40 Year
Index), Pay 0.50% Monthly, Receive upon credit default, 11/18/64 644 9 17 (8)
Morgan Stanley, Protection Bought (Relevant Credit: Markit CMBX.NA.AAA-S16, 40 Year
Index), Pay 0.50% Monthly, Receive upon credit default, 4/17/65 106 2 3 (1)
Total Bilateral Credit Default Swaps, Protection Bought 20 (9)
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold (Relevant Credit: Barclays Bank, Baa1*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/24 (EUR) * 10 — — —
Total Bilateral Credit Default Swaps, Protection Sold — —
Total Bilateral Swaps 20 (9)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S41, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/28 * 278 16 — 16
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S41, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/28 * 3,408 68 49 19
Protection Sold (Relevant Credit: United Mexican States, Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/28 * 155 — (2) 2
Total Centrally Cleared Credit Default Swaps, Protection Sold 37
Interest Rate Swaps 0.0%
5 Year Interest Rate Swap, Receive Fixed 2.678% Annually, Pay Variable 3.960% (6M EURIBOR)
Semi-Annually, 12/14/28 (EUR) 2,285 26 — 26
5 Year Interest Rate Swap, Receive Fixed 3.049% Annually, Pay Variable 4.071% (6M EURIBOR)
Semi-Annually, 11/20/28 (EUR) 2,174 63 — 63
30 Year Interest Rate Swap, Pay Fixed 2.469% Annually, Receive Variable 3.960% (6M
EURIBOR) Semi-Annually, 12/15/53 (EUR) 445 (14) — (14)
30 Year Interest Rate Swap, Pay Fixed 2.843% Annually, Receive Variable 4.071% (6M
EURIBOR) Semi-Annually, 11/20/53 (EUR) 466 (54) — (54)
Total Centrally Cleared Interest Rate Swaps 21
Total Centrally Cleared Swaps 58
Net payments (receipts) of variation margin to date (54)
Variation margin receivable (payable) on centrally cleared swaps $ 4
* Credit ratings as of December 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/19/24 CAD 510 USD 376 $ 9
Bank of America 1/19/24 JPY 41,440 USD 280 15
Bank of America 1/19/24 NZD 155 USD 93 5
Bank of America 1/19/24 USD 62 CAD 85 (2)
Canadian Imperial Bank of Commerce 1/19/24 USD 245 CAD 339 (11)
Citibank 1/17/24 USD 95 KRW 125,720 (3)
Citibank 1/19/24 AUD 295 USD 189 12
Citibank 1/19/24 USD 92 NZD 155 (7)
Deutsche Bank 1/17/24 USD 94 KRW 125,350 (3)
Deutsche Bank 1/19/24 JPY 41,440 USD 280 15
Deutsche Bank 1/19/24 USD 186 AUD 295 (15)
Goldman Sachs 1/19/24 USD 122 JPY 18,077 (6)
JPMorgan Chase 1/19/24 JPY 58,080 USD 411 2
JPMorgan Chase 1/19/24 USD 245 JPY 36,159 (13)
Standard Chartered 1/17/24 KRW 251,070 USD 193 2
State Street 1/19/24 USD 62 CAD 85 (2)
State Street 1/19/24 USD 192 JPY 28,645 (12)
UBS Investment Bank 2/23/24 USD 167 EUR 153 (2)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (16)

T. ROWE PRICE Moderate Allocation Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 62 U.S. Treasury Notes five year contracts 3/24 6,744 $ 102
Long, 4 U.S. Treasury Notes two year contracts 3/24 823 5
Short, 7 Ultra U.S. Treasury Bonds contracts 3/24 (935) (39)
Long, 14 Ultra U.S. Treasury Notes ten year contracts 3/24 1,652 33
Net payments (receipts) of variation margin to date (93)
Variation margin receivable (payable) on open futures contracts $ 8

T. ROWE PRICE Moderate Allocation Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I Class, 1.39%  $ — $ — $ —
T. Rowe Price Institutional Emerging Markets Bond Fund, 6.15%  (100) 568 396
T. Rowe Price Institutional Emerging Markets Equity Fund  (134) 206 141
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 8.67%  — 11 3 4
T. Rowe Price Institutional High Yield Fund - Institutional Class, 7.29%  (268) 873 644
T. Rowe Price International Bond Fund - I Class, 3.37%  (1,456) 1,601 91
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 3.46%  — 190 8 6
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 1.62%  — 1 —
T. Rowe Price Real Assets Fund - I Class  — 312 132
T. Rowe Price U.S. Large-Cap Core Fund - I Class  — — —
T. Rowe Price Government Reserve Fund, 5.42% — — —++
T. Rowe Price Treasury Reserve Fund, 5.40% — — 588
Affiliates not held at period end (192) 201 —
Totals $ (2,150)# $ 3,963 $ 2,11 2 +
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Inflation Protected Bond Fund - I Class, 1.39%  $ 6 $ — $ — $ 6
T. Rowe Price Institutional Emerging Markets Bond Fund, 6.15%  6,935 496 375 7,624
T. Rowe Price Institutional Emerging Markets Equity Fund  7,172 791 534 7,635
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 8.67%  359 33 — 403
T. Rowe Price Institutional High Yield Fund - Institutional Class, 7.29%  9,978 642 1,693 9,800
T. Rowe Price International Bond Fund - I Class, 3.37%  6,438 91 6,006 2,124
T. Rowe Price International Bond Fund (USD Hedged) - I Class, 3.46%  — 4,136 — 4,326
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 1.62%  6 — — 7
T. Rowe Price Real Assets Fund - I Class  4,767 1,937 — 7,016
T. Rowe Price U.S. Large-Cap Core Fund - I Class  2,483 — 2,684 —
T. Rowe Price Government Reserve Fund, 5.42% 424   ¤   ¤ 238
T. Rowe Price Treasury Reserve Fund, 5.40% 10,661   ¤   ¤ 10,456
Total $ 49,635^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+
Investment income comprised $2,112 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $49,595.

T. ROWE PRICE Moderate Allocation Portfolio
December 31, 2023
Statement of Assets and Liabilities
27
($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $146,328) $ 184,211
Receivable for shares sold 453
Interest and dividends receivable 371
Receivable for investment securities sold 165
Unrealized gain on forward currency exchange contracts 60
Foreign currency (cost $49) 50
Bilateral swap premiums paid 20
Variation margin receivable on futures contracts 8
Cash 5
Variation margin receivable on centrally cleared swaps 4
Other assets 110
Total assets 185,457
Liabilities
Payable for investment securities purchased 985
Obligation to return securities lending collateral 238
Payable for shares redeemed 173
Investment management and administrative fees payable 159
Unrealized loss on forward currency exchange contracts 76
Unrealized loss on bilateral swaps 9
Total liabilities 1,640
NET ASSETS $ 183,817
Net Assets Consist of:
Total distributable earnings (loss) $ 36,086
Paid-in capital applicable to 9,181,343 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 147,731
NET ASSETS $ 183,817
NET ASSET VALUE PER SHARE $ 20.02

T. ROWE PRICE Moderate Allocation Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $87) $ 3,634
    Interest 1,402
Securities lending 4
Total income 5,040
Expenses
Investment management and administrative expense 1,520
Waived / paid by Price Associates (328)
Net expenses 1,192
Net investment income 3,848
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities 2,029
Futures (442)
Swaps (6)
Forward currency exchange contracts 11
Foreign currency transactions 5
Net realized gain 1,597
Change in net unrealized gain / loss
Securities 18,822
Futures 123
Swaps 39
Forward currency exchange contracts (13)
Other assets and liabilities denominated in foreign currencies 6
Change in net unrealized gain / loss 18,977
Net realized and unrealized gain / loss 20,574
INCREASE IN NET ASSETS FROM OPERATIONS
$ 24,422

T. ROWE PRICE Moderate Allocation Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 3,848 $ 2,807
Net realized gain (loss) 1,597 (1,176)
Change in net unrealized gain / loss 18,977 (39,492)
Increase (decrease) in net assets from operations 24,422 (37,861)
Distributions to shareholders
Net earnings (4,432) (6,064)
Capital share transactions
*
Shares sold 21,018 15,092
Distributions reinvested 4,432 6,064
Shares redeemed (23,607) (24,543)
Increase (decrease) in net assets from capital share transactions 1,843 (3,387)
Net Assets
Increase (decrease) during period 21,833 (47,312)
Beginning of period 161,984 209,296
End of period $ 183,817 $ 161,984
*Share information (000s)
Shares sold 1,108 779
Distributions reinvested 232 335
Shares redeemed (1,256) (1,265)
Increase (decrease) in shares outstanding 84 (151)

T. ROWE PRICE Moderate Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act).
The Moderate Allocation Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income.
Shares of the fund are currently offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis.
Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
In-Kind Subscriptions  Under certain circumstances, and when considered to be in the best interest of all shareholders, the fund may accept portfolio securities rather than cash as payment for the purchase of fund shares (in-kind subscription). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution.
In-kind subscriptions result in no gain or loss and no tax consequences for the fund. During the year ended December 31, 2023, the fund accepted $2,140,000 of in-kind subscriptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial statements.

T. ROWE PRICE Moderate Allocation Portfolio

The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the
Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR),
and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S.

T. ROWE PRICE Moderate Allocation Portfolio

securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Moderate Allocation Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 38,489 $ — $ 38,489
Bond Mutual Funds 24,290 — — 24,290
Common Stocks 73,684 21,977 75 95,736
Convertible Bonds — — — —
Convertible Preferred Stocks — — 230 230
Equity Mutual Funds 14,651 — — 14,651
Preferred Stocks — 121 — 121
Short-Term Investments 10,456 — — 10,456
Securities Lending Collateral 238 — — 238
Total Securities 123,319 60,587 305 184,211
Swaps* — 137 — 137
Forward Currency Exchange Contracts — 60 — 60
Futures Contracts* 140 — — 140
Total $ 123,459 $ 60,784 $ 305 $ 184,548
Liabilities
Swaps* $ — $ 68 $ — $ 68
Forward Currency Exchange Contracts — 76 — 76
Futures Contracts* 39 — — 39
Total $ 39 $ 144 $ — $ 183
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Moderate Allocation Portfolio

collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended
December 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives
Centrally Cleared Swaps
,
Futures $ 229
Foreign exchange derivatives Forwards 60
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps 48
*
Total $ 337
*
Liabilities
Interest rate derivatives Centrally Cleared Swaps, Futures $ 107
Foreign exchange derivatives Forwards 76
Total $ 183
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (11) $ (442) $ — $ (20) $ (473)
Foreign exchange derivatives (14) — 11 — (3)
Credit derivatives (1) — — 14 13
Total $ (26) $ (442) $ 11 $ (6) $ (463)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ 123 $ — $ 21 $ 144
Foreign exchange derivatives — — (13) — (13)
Credit derivatives — — — 18 18
Total $ — $ 123 $ (13) $ 39 $ 149
^ Options purchased are reported as securities.

T. ROWE PRICE Moderate Allocation Portfolio

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of
International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled.
ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted
in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of
December 31, 2023, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of December 31, 2023, securities valued at $408,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income;

T. ROWE PRICE Moderate Allocation Portfolio

as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 1% and 10% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended December 31, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 2% of net assets.
Swaps  The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying
Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Moderate Allocation Portfolio

Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of December 31, 2023, the notional amount of protection sold by the fund totaled $3,852,000 (2.1% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 6% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries.
These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government

T. ROWE PRICE Moderate Allocation Portfolio

agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The fund enters into to-be-announced (TBA)
purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-
backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted
“good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions.
Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively,
MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of December 31, 2023, no collateral was pledged by the fund or counterparties for
MSFTA Transactions.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated
maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2023, the value of loaned securities was $227,000; the value of cash collateral and related investments was $238,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $56,299,000 and $64,150,000, respectively, for the year ended December 31, 2023. Purchases and sales of U.S. government securities aggregated $67,719,000 and $63,905,000, respectively, for the year ended December 31, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Moderate Allocation Portfolio

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on passive foreign investment companies and certain open derivative contracts. The loss carryforwards and deferrals primarily relate to post-October loss deferrals and straddle deferrals. The fund has elected to defer certain losses to the first day of the following fiscal year for post-October capital loss deferrals. During the year ended December 31, 2023, the fund utilized
$1,111,000 of capital loss carryforwards.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains.
Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements.
To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains, if any) $ 3,935 $ 2,932
Long-term capital gain 497 3,132
Total distributions $ 4,432 $ 6,064
($000s)
Cost of investments $ 148,261
Unrealized appreciation $ 43,828
Unrealized depreciation (7,783)
Net unrealized appreciation (depreciation) $ 36,045
($000s)
Undistributed ordinary income $ 185
Net unrealized appreciation (depreciation) 36,045
Loss carryforwards and deferrals (144)
Total distributable earnings (loss) $ 36,086

T. ROWE PRICE Moderate Allocation Portfolio

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and
Price Associates provides for an all-inclusive annual fee equal to 0.90% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Effective
July 1, 2018, Price Associates has contractually agreed, at least through April 30, 2024 to waive a portion of its management fee in order to limit the fund’s management fee to 0.85% of the fund’s average daily net assets. Thereafter, this agreement automatically renews for one-year terms unless terminated or modified by the fund’s Board. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived were $84,000 for the year ended
December 31, 2023.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-
approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the year ended December 31, 2023, are as follows:
($000s) Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Inflation Protected Bond Fund - I Class 0.17% $ -
T. Rowe Price Institutional Emerging Markets Bond Fund 0.70% 49
T. Rowe Price Institutional Emerging Markets Equity Fund 1.00% 78
T. Rowe Price Institutional Floating Rate Fund - Institutional Class 0.55% 2
T. Rowe Price Institutional High Yield Fund - Institutional Class 0.50% 48
T. Rowe Price International Bond Fund - I Class 0.49% 16
T. Rowe Price International Bond Fund (USD Hedged) - I Class 0.49% 15
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class 0.25% -
T. Rowe Price Real Assets Fund - I Class 0.64% 34
T. Rowe Price U.S. Large-Cap Core Fund - I Class 0.54% 2
Total Management Fee Waived $ 244

T. ROWE PRICE Moderate Allocation Portfolio

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the year ended December 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades and for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. These agreements may be rescinded at any time. For the year ended December 31, 2023, these reimbursements amounted to $3,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
NOTE 9 - SUBSEQUENT EVENT
At a meeting held on October 23, 2023, the Board approved an amendment to the fund’s investment management agreement to change the fund’s all-inclusive fee structure to one where the management fee covers only investment management and other specified services, but operating expenses (including payments for administrative services) are borne by the fund, effective May 1, 2024.
In addition, effective May 1, 2024, the Board approved implementing an indefinite contractual total expense limitation at the level of the fund’s current all-inclusive fee rate (including any management fee waivers), excluding interest, taxes, brokerage and other transaction costs, and nonrecurring and extraordinary expenses (expenses currently excluded from the fund’s all-inclusive fee rate).

T. ROWE PRICE Moderate Allocation Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Series, Inc. and
Shareholders of T. Rowe Price Moderate Allocation Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Moderate
Allocation Portfolio (one of the portfolios constituting T. Rowe Price Equity Series, Inc., referred to hereafter as the "Fund") as of
December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodians, transfer agent and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 12, 2024
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Moderate Allocation Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $497,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $1,444,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $755,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section 163(j), $2,210,000 of the fund’s income qualifies as a
Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT) dividends, $33,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and
Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Moderate Allocation Portfolio

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

T. ROWE PRICE Moderate Allocation Portfolio

ABOUT THE PORTFOLIO'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs.
The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates, Inc. (T. Rowe
Price), and its affiliates. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of
Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
INTERESTED  DIRECTORS
(a)
Name (Year of Birth)
Year Elected [Number of
T. Rowe Price Portfolios
Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Teresa Bryce Bazemore (1959)
2018 [209]
President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); Chief
Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director, Chimera Investment Corporation (2017 to
2021); Director, First Industrial Realty Trust (2020 to present); Director, Federal Home Loan Bank of Pittsburgh
(2017 to 2019)
Melody Bianchetto (1966)
2023 [209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan (1951)
2013 [209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chair of the Board (2016 to 2020)
and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Member,
Investment Company Institute Board of Governors (2017 to 2019); Member, Independent Directors Council
Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston Properties (2016 to
present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr. (1952)
2012 [209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride (1956)
2013 [209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)
Mark J. Parrell (1966)
2023 [209]
Board of Trustees Member and Chief Executive Officer (2019 to present), President (2018 to present), Executive
Vice President and Chief Financial Officer (2007 to 2018), and Senior Vice President and Treasurer (2005 to 2007),
EQR; Member, Nareit Dividends Through Diversity, Equity & Inclusion CEO Council and Chair, Nareit 2021 Audit
and Investment Committee (2021); Advisory Board, Ross Business School at University of Michigan (2015 to 2016);
Member, National Multifamily Housing Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living, Inc. (2015 to 2017); Director, Aviv REIT,
Inc. (2013 to 2015); Director, Real Estate Roundtable and the 2022 Executive Board Nareit; Board of Directors and
Chair of the Finance Committee, Greater Chicago Food Depository
Kellye L. Walker (1966)
2021 [209]
Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive
Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March 2020); Director,
Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
David Oestreicher (1967)
2018 [209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment
Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price
International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and
T. Rowe Price Singapore (Price Singapore); General Counsel, Vice President, and Secretary, T. Rowe Price Group,
Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Principal
Executive Officer and Executive Vice President, all funds

T. ROWE PRICE Moderate Allocation Portfolio

OFFICERS
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Eric L. Veiel, CFA (1972)
2022 [209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company; Vice President, Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Equity Series  Principal Occupation(s)
Ziad Bakri, M.D., CFA (1980)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Brian W.H. Berghuis, CFA (1958)
Executive Vice President
Vice President, Price Investment Management, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President, T. Rowe Price and Price
Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments LLC and AST Investment
Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to 2022); Vice President and
Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS (to 2019)
Jean-Marc Corredor (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
Price Investment Management, T. Rowe Price Services, Inc., and T. Rowe
Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and Treasurer
Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary, T. Rowe Price; Assistant
Secretary, T. Rowe Price Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore, T. Rowe Price Investment
Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Paul D. Greene II (1978)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company; formerly, Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Stephon Jackson, CFA (1962)
Co-president
Director and President, Price Investment Management; Vice President,
T. Rowe Price Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
John D. Linehan, CFA (1965)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment Management, T. Rowe Price
Investment Services, Inc., and T. Rowe Price Trust Company
Joshua Nelson (1977)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Moderate Allocation Portfolio

Name (Year of Birth)
Position Held With Equity Series  Principal Occupation(s)
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Charles M. Shriver, CFA (1967)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Neil Smith (1972)
Executive Vice President
Vice President, Price Hong Kong, Price Japan, Price Singapore, T. Rowe
Price Group, Inc., and Price International
Toby M. Thompson, CAIA, CFA (1971)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
John F. Wakeman (1962)
Vice President
Vice President, Price Investment Management and T. Rowe Price Group, Inc.
Justin P. White  (1981)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3282404 E304-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$46,733	$41,909
Audit-Related Fees	-	-
Tax Fees	6,273	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)  Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 12, 2024